Subsequent Events (Details Textuals 4) (USD $)	12 Months Ended						12 Months Ended			9 Months Ended	11 Months Ended		11 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 American Life Insurance Company [Member]	Dec. 31, 2010 American Life Insurance Company [Member]	Dec. 31, 2009 American Life Insurance Company [Member]	Dec. 31, 2011 MetLife Insurance Company of Connecticut [Member]	Dec. 31, 2010 MetLife Insurance Company of Connecticut [Member]	Dec. 31, 2009 MetLife Insurance Company of Connecticut [Member]	Sep. 30, 2012 Subsequent Event [Member]	Nov. 16, 2012 Subsequent Event [Member] American Life Insurance Company [Member]	Dec. 31, 2011 Subsequent Event [Member] American Life Insurance Company [Member]	Nov. 16, 2012 Subsequent Event [Member] MetLife Insurance Company of Connecticut [Member]
Subsequent Event [Line Items]
Severance charges	$ 2,000,000	$ 17,000,000	$ 84,000,000							$ 101,000,000
Cash payments	8,000,000	45,000,000	126,000,000							66,000,000
Total amount of dividend pre-approved by regulatory agency											1,500,000,000
Paid				661,000,000	0		517,000,000	330,000,000			1,000,000,000
Permitted w/o Approval				168,000,000	661,000,000	511,000,000	504,000,000	517,000,000	659,000,000			168,000,000
In-kind dividend													202,000,000
Remaining dividends permitted without approval													$ 302,000,000